Corporate Information (Details) - USD ($)					12 Months Ended
		Apr. 23, 2025	Apr. 22, 2025	Sep. 19, 2024	Sep. 30, 2025	Sep. 30, 2024	Aug. 12, 2025	Apr. 12, 2024
Corporate Information [Line Items]
Incorporated date					Jan. 22, 2020
Reverse stock split		25 for 1		1-for-50
Consolidated shares			250
Class A Ordinary Shares [Member]
Corporate Information [Line Items]
Ordinary shares, shares authorized	[1]				3,200,000,000	3,200,000,000
Ordinary shares, par values (in Dollars per share)	[1]				$ 1.875	$ 1.875
Class B Ordinary Shares [Member]
Corporate Information [Line Items]
Ordinary shares, shares authorized	[1]				9,600,000	9,600,000
Ordinary shares, par values (in Dollars per share)	[1]				$ 1.875	$ 1.875
Maximum [Member]
Corporate Information [Line Items]
Authorized share capital (in Dollars)			$ 200,600,000
Maximum [Member] | Class A Ordinary Shares [Member]
Corporate Information [Line Items]
Ordinary shares, shares authorized		1,600,000,000	40,000,000,000	1,800,000,000			3,200,000,000
Ordinary shares, par values (in Dollars per share)		$ 0.125	$ 0.005				$ 1.875
Maximum [Member] | Class B Ordinary Shares [Member]
Corporate Information [Line Items]
Ordinary shares, shares authorized		4,800,000	120,000,000	300,000,000			9,600,000
Ordinary shares, par values (in Dollars per share)		$ 0.125	$ 0.005				$ 1.875
Minimum [Member]
Corporate Information [Line Items]
Authorized share capital (in Dollars)			$ 10,030,000
Minimum [Member] | Class A Ordinary Shares [Member]
Corporate Information [Line Items]
Ordinary shares, shares authorized		40,000,000,000	2,000,000,000	36,000,000			48,000,000,000
Ordinary shares, par values (in Dollars per share)		$ 0.005	$ 0.005				$ 0.125
Ordinary shares, par value (in Dollars per share)			$ 0.005
Minimum [Member] | Class B Ordinary Shares [Member]
Corporate Information [Line Items]
Ordinary shares, shares authorized		120,000,000	6,000,000	6,000,000			144,000,000
Ordinary shares, par values (in Dollars per share)		$ 0.005	$ 0.005				$ 0.125
Common Stock [Member] | Class A Ordinary Shares [Member]
Corporate Information [Line Items]
Ordinary shares, par values (in Dollars per share)				$ 0.005				$ 0.0001
Consolidated shares	[2]				31	513
Common Stock [Member] | Class B Ordinary Shares [Member]
Corporate Information [Line Items]
Ordinary shares, par values (in Dollars per share)				$ 0.005

[1]	During fiscal year 2025, the Company effected multiple share capital changes, including a 25-for-1 share consolidation effective May 9, 2025, and a subsequent 15-for-1 share consolidation effective August 12, 2025, which increased the par value of the Company’s ordinary shares from US$0.005 to US$1.875 per share. All share and per-share amounts presented, including comparative periods, have been retrospectively adjusted to reflect these transactions. See Note 13 - Equity for details information.
[2]	During fiscal year 2025, the Company effected multiple share capital changes, including a 25-for-1 share consolidation effective May 9, 2025, and a subsequent 15-for-1 share consolidation effective August 12, 2025, which increased the par value of the Company’s ordinary shares from US$0.005 to US$1.875 per share. All share and per-share amounts presented, including comparative periods, have been retrospectively adjusted to reflect these transactions. See Note 13 - Equity for details information.